Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF (DRNL)

(the “Fund”)

listed on Cboe BZX Exchange, Inc.

February 4, 2026

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated January 26, 2026, as supplemented

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Old Ticker Symbol	New Ticker Symbol
UVAX	DRNL

Please retain this Supplement for future reference.